Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Xtra-Gold Resources Corp
Entity Central Index Key	0001288770
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Entity Common Stock, Shares Outstanding	45,844,117
Entity Current Reporting Status	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes